The E-Valuator Very Conservative (0%-15%) RMS Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2022 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 57.0%
	AGGREGATE BOND — 19.7%
41,813	BlackRock Ultra Short-Term Bond	$2,092,323
10,512	Fidelity Total Bond ETF	473,250
33,023	First Trust Enhanced Short Maturity ETF	1,962,887
		4,528,460
	BROAD MARKET — 0.1%
160	Vanguard U.S. Momentum Factor ETF	18,249
	CONSUMER STAPLES — 0.2%
407	Fidelity MSCI Consumer Staples Index ETF	18,238
91	iShares U.S. Consumer Staples ETF	18,453
		36,691
	CORPORATE — 31.0%
52,397	Franklin Senior Loan ETF	1,206,839
1,436	iShares 0-5 Year High Yield Corporate Bond ETF	58,718
9,605	iShares Inflation Hedged Corporate Bond ETF	241,230
1,827	iShares JP Morgan EM Corporate Bond ETF	78,123
39,185	PGIM Ultra Short Bond ETF	1,923,983
23,784	SPDR Portfolio High Yield Bond ETF	531,335
96,918	SPDR Portfolio Short Term Corporate Bond ETF	2,847,451
3,097	Vanguard Intermediate-Term Corporate Bond ETF	240,048
		7,127,727
	EMERGING MARKETS — 0.0%
94	Columbia EM Core ex-China ETF	2,402
	EMERGING MARKETS BOND — 0.8%
7,827	Invesco BulletShares 2024 USD Emerging Markets Debt ETF	188,357
	GLOBAL — 0.0%
106	iShares Global 100 ETF	6,789
	INFLATION PROTECTED — 3.1%
30,027	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	706,235
	INTERNATIONAL — 0.1%
87	Schwab Fundamental International Large Co. Index ETF	2,529
115	SPDR Portfolio Developed World ex-US ETF	3,414
63	Vanguard FTSE All World ex-US Small-Cap ETF	6,477
165	Vanguard FTSE Developed Markets ETF	6,925
78	WisdomTree Global ex-US Quality Dividend Growth Fund	2,514
		21,859

The E-Valuator Very Conservative (0%-15%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2022 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	LARGE-CAP — 0.9%
151	Franklin U.S. Core Dividend Tilt Index ETF	$4,544
44	Invesco QQQ Trust Series 1	11,716
303	Invesco S&P 500 GARP ETF	25,028
476	Schwab Fundamental U.S. Large Co. Index ETF	25,437
603	Schwab U.S. Dividend Equity ETF	45,551
360	Schwab U.S. Large-Cap Growth ETF	20,002
338	SPDR Russell 1000 Yield Focus ETF	31,670
275	Vanguard Value ETF	38,602
		202,550
	MID-CAP — 0.2%
124	Invesco S&P MidCap 400 Pure Value ETF	11,251
37	iShares Core S&P Mid-Cap ETF	8,950
424	JPMorgan Diversified Return U.S. Mid Cap Equity ETF	35,689
		55,890
	PRECIOUS METALS — 0.6%
3,735	abrdn Physical Silver Shares ETF*	85,830
1,820	iShares Gold Trust*	62,954
		148,784
	SMALL-CAP — 0.0%
86	Dimensional U.S. Small Cap ETF	4,399
112	JPMorgan Diversified Return U.S. Small Cap Equity ETF	4,339
		8,738
	THEMATIC — 0.3%
2,788	Invesco DB Commodity Index Tracking Fund	68,724
	Total Exchange-Traded Funds
	(Cost $13,394,483)	13,121,455
	EXCHANGE-TRADED NOTES — 0.1%
	INDUSTRIAL METALS — 0.1%
1,351	iPath Series B Bloomberg Copper Subindex Total Return ETN*[1]	26,176
	Total Exchange-Traded Notes
	(Cost $27,199)	26,176
	MUTUAL FUNDS — 35.8%
	AGGREGATE BOND — 7.2%
21,276	Allspring Core Plus Bond Fund - Class R6	236,376
41,897	Bond Fund of America - Class F-3	476,792
49,894	Federated Hermes Total Return Bond Fund - Class R6	472,499
26,125	Vanguard Core Bond Fund, Admiral Shares	467,633
		1,653,300

The E-Valuator Very Conservative (0%-15%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2022 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	BANK LOANS — 13.3%
101,121	Credit Suisse Floating Rate High Income Fund - Class I	$623,919
142,416	Fidelity Advisor Floating Rate High Income Fund	1,278,893
127,125	T Rowe Price Institutional Floating Rate Fund - Institutional Class	1,167,010
		3,069,822
	BLEND BROAD MARKET — 0.1%
386	DFA U.S. Core Equity 1 Portfolio - Class Institutional	11,496
	BLEND LARGE CAP — 0.2%
948	DFA U.S. Large Co. Portfolio - Class Institutional	24,799
173	Fidelity 500 Index Fund - Class Institutional Premium	22,995
		47,794
	EMERGING MARKET STOCK — 0.0%
36	New World Fund, Inc. - Class F-3	2,411
	EMERGING MARKETS BOND — 0.8%
8,635	Vanguard Emerging Markets Bond Fund, Admiral Shares	189,446
	FOREIGN AGGREGATE BOND — 8.2%
139,163	DFA Short Duration Real Return Portfolio - Institutional Class	1,401,368
48,879	Dodge & Cox Global Bond Fund - Class I	492,698
		1,894,066
	FOREIGN BLEND — 0.1%
533	Dimensional Global Equity Portfolio - Class Institutional	14,035
	FOREIGN VALUE — 0.1%
421	DFA International Value Portfolio - Class Institutional	7,493
942	Dodge & Cox Global Stock Fund - Class I	11,879
		19,372
	GROWTH BROAD MARKET — 0.0%
189	New Perspective Fund - Class R-6	8,923
	GROWTH LARGE CAP — 0.1%
639	TIAA-CREF Large-Cap Growth Index Fund - Class Institutional	23,690
	GROWTH SMALL CAP — 0.0%
44	Vanguard Explorer Fund, Admiral Shares	3,832
	HIGH YIELD BOND — 2.4%
59,902	American High-Income Trust - Class F-3	542,712
	INFLATION PROTECTED — 3.1%
34,588	AB Bond Inflation Strategy Portfolio - Class Advisor	357,637

The E-Valuator Very Conservative (0%-15%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2022 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	INFLATION PROTECTED (Continued)
30,549	Lord Abbett Inflation Focused Fund - Class F	$352,836
		710,473
	VALUE LARGE CAP — 0.2%
561	Vanguard Windsor Fund, Admiral Shares	38,329
	VALUE MID CAP — 0.0%
260	DFA U.S. Targeted Value Portfolio - Class Institutional	7,130
	Total Mutual Funds
	(Cost $8,817,295)	8,236,831
	MONEY MARKET FUNDS — 7.4%
1,416,863	Gabelli U.S. Treasury Money Market Fund - Class AAA, 3.94%[2]	1,416,863
272,211	Goldman Sachs Financial Square Government Fund - Institutional Class, 4.07%[2]	272,211
	Money Market Funds
	(Cost $1,689,074)	1,689,074
	TOTAL INVESTMENTS — 100.3%
	(Cost $23,928,051)	23,073,536
	Liabilities in Excess of Other Assets — (0.3)%	(62,788)
	TOTAL NET ASSETS — 100.0%	$23,010,748

*Non-income producing security.
[1]Foreign security denominated in U.S. Dollars.
[2]Effective 7 day yield as of December 31, 2022.